VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 12.9%
Aristocrat Leisure Ltd. #	202,978	$4,809,852
Lottery Corp. Ltd. * †	772,305	2,400,462
Star Entertainment Group Ltd. # *	295,357	568,050
Tabcorp Holdings Ltd. # †	726,877	534,521
		8,312,885
Cambodia: 0.8%
NagaCorp Ltd. (HKD) # *	620,000	507,980
China: 7.5%
Galaxy Entertainment Group Ltd. (HKD) #	695,240	4,164,805
Melco Resorts & Entertainment Ltd. (ADR) *	61,978	356,373
SJM Holdings Ltd. (HKD) # * †	742,000	337,328
		4,858,506
France: 2.5%
La Francaise des Jeux SAEM 144A #	46,781	1,620,559
Greece: 1.7%
OPAP SA #	75,888	1,088,925
Ireland: 6.3%
Flutter Entertainment Plc # *	40,382	4,084,071
Japan: 1.3%
Heiwa Corp. #	25,300	375,155
Sankyo Co. Ltd. #	16,279	491,823
		866,978
Malaysia: 4.5%
Genting Bhd #	907,800	936,106
Genting Malaysia Bhd #	1,192,398	769,564
Genting Singapore Ltd. (SGD) #	2,316,100	1,199,160
		2,904,830
Malta: 1.0%
Kindred Group Plc (SEK) (SDR) #	74,214	616,549
New Zealand: 0.6%
SkyCity Entertainment Group Ltd. #	213,171	385,602
South Korea: 1.4%
Kangwon Land, Inc. # *	46,896	920,839
	Number of Shares	Value
Sweden: 7.8%
Evolution AB 144A #	55,167	$5,038,039
United Kingdom: 5.2%
Entain Plc # *	176,972	2,686,794
Playtech Plc # *	98,797	652,051
		3,338,845
United States: 46.5%
Boyd Gaming Corp.	27,735	1,379,816
Caesars Entertainment, Inc. *	51,629	1,977,391
Churchill Downs, Inc.	9,624	1,843,285
DraftKings, Inc. * †	158,918	1,854,573
Gaming and Leisure Properties, Inc.	63,663	2,919,585
International Game Technology Plc	40,599	753,518
Las Vegas Sands Corp. *	124,727	4,189,580
Light & Wonder, Inc. *	23,821	1,119,349
MGM Resorts International	101,337	2,933,706
Penn National Gaming, Inc. *	37,450	1,139,229
Sands China Ltd. (HKD) # *	990,800	2,383,521
Skillz, Inc. * †	100,169	124,210
VICI Properties, Inc. †	182,446	5,435,066
Wynn Macau Ltd. (HKD) # * †	489,200	333,322
Wynn Resorts Ltd. * †	29,350	1,672,363
		30,058,514
Total Common Stocks (Cost: $93,881,406)		64,603,122

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $420,054)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	420,054	420,054
Total Investments: 100.7% (Cost: $94,301,460)		65,023,176
Liabilities in excess of other assets: (0.7)%		(434,803)
NET ASSETS: 100.0%		$64,588,373

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,504,616 which represents 53.4% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $8,397,118.
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VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $6,658,598, or 10.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	0.2%	$124,210
Consumer Discretionary	86.9	56,124,261
Real Estate	12.9	8,354,651
	100.0%	$64,603,122
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